Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2014
Accrued expenses and other liabilities
Accrued expenses and other liabilities

16. Accrued expenses and other liabilities

	December 31, 2013	December 31, 2014
	RMB	RMB
Professional fee accruals	10,880,372	13,408,151
Accrued expenses	33,384,969	48,246,154
Payables to employees relating to exercise of options	6,673,216	1,899,264
Other taxes and surcharges	3,033,628	3,144,913
Deposits	6,277,082	8,175,481
Consideration payable for business acquisition (Note 11-(3))	102,000,000	800,000
Consideration payable for equity investment (Note 9-(5))	20,000,000	—
Contingent consideration payable for business acquisition (Note 11-(4))	—	23,248,000
Others	6,689,920	14,007,167

Total	188,939,187	112,929,130